Other Financial and Non-financial Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Financial and Non-financial Liabilities
29. Other Financial and
Non-financial
Liabilities
Current financial and
non-financial
liabilities comprise the following:

in € thousand	December 31, 2021	December 31, 2020
NON-FINANCIAL LIABILITIES
Liabilities for, social security and payroll tax	435	382
Other	1,888	5
Total	2,323	387
FINANCIAL LIABILITIES
Other financial liabilities	37	24
Total	37	24
Total	2,360	411
The Company received a payment from a customer in the amount of €1,888 thousand in the financial year 2021. However, the underlying agreement does not constitute a contract within the meaning of IFRS 15, as it is only a framework agreement regarding the future ordering of terminals. Thus, a presentation of the agreement based on the specific requirements of IFRS 15 for contracts is not appropriate. Mynaric has therefore recognized the payment received from the customer as other liability. The liability is recognized as other liabilities until a contract exists or the requirements of IFRS 15.15 for recognition in profit or loss are met.